Expense Example	Dec. 22, 2025 USD ($)
Schwab Short-Term Bond Index Fund | Schwab Short-Term Bond Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	77
Schwab Treasury Inflation Protected Securities Index Fund | Schwab Treasury Inflation Protected Securities Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	64
Schwab U.S. Aggregate Bond Index Fund | Schwab U.S. Aggregate Bond Index Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	51
Schwab Tax-Free Bond Fund | Schwab Tax-Free Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Schwab Opportunistic Municipal Bond Fund | Schwab Opportunistic Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628